Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($) $ / shares	Mar. 31, 2019 CNY (¥) ¥ / shares	Mar. 31, 2018 CNY (¥) ¥ / shares	Mar. 31, 2017 CNY (¥) ¥ / shares
Consolidated Statements of Comprehensive Income
Revenues	$ 147,031	¥ 986,754	¥ 936,768	¥ 759,978
Direct costs	(27,719)	(186,027)	(181,483)	(142,640)
Gross profit	119,312	800,727	755,285	617,338
Operating (expenses)/income, net
Research and development	(2,189)	(14,688)	(12,718)	(10,367)
Sales and marketing	(35,025)	(235,062)	(219,202)	(178,482)
General and administrative	(25,229)	(169,320)	(243,502)	(189,940)
Other operating income from a related party				26,316
Total operating expenses, net	(62,443)	(419,070)	(475,422)	(352,473)
Operating income	56,869	381,657	279,863	264,865
Other (expenses)/income, net
Interest income	3,773	25,320	21,936	17,416
Interest expense			(3,257)	(119,418)
Foreign currency exchange (losses)/gains	(9)	(62)	133	(38)
Change in fair value of equity securities	(8,512)	(57,125)
Dividend income	145	976	634	45
Impairment loss on available-for-sale equity securities		0	0	(2,533)
Others	849	5,695	4,226	5,974
Total other (expenses)/income, net	(3,754)	(25,196)	23,672	(98,554)
Income before income tax	53,115	356,461	303,535	166,311
Income tax expense	(9,128)	(61,260)	(62,656)	(37,622)
Net income	43,987	295,201	240,879	128,689
Net income attributable to non-controlling interests	(607)	(4,077)	(3,781)	(2,499)
Net income attributable to Global Cord Blood Corporation's shareholders	$ 43,380	¥ 291,124	¥ 237,098	¥ 126,190
Earnings per share:
Basic | (per share)	$ 0.36	¥ 2.40	¥ 2.10	¥ 1.59
Diluted | (per share)	$ 0.36	¥ 2.40	¥ 1.99	¥ 1.59
Other comprehensive (losses)/income, net of nil income taxes
Foreign currency translation adjustments	$ 4,207	¥ 28,232	¥ (49,630)	¥ (22,309)
Unrealized holding losses arising during the year			(29,619)	(40,575)
Reclassification adjustment for loss included in net income			167	2,533
Total other comprehensive (losses)/income	4,207	28,232	(79,082)	(60,351)
Comprehensive income	48,194	323,433	161,797	68,338
Comprehensive income attributable to non-controlling interests	(607)	(4,077)	(3,781)	(2,499)
Comprehensive income attributable to Global Cord Blood Corporation's shareholders	$ 47,587	¥ 319,356	¥ 158,016	¥ 65,839